SIMPSON THACHER & BARTLETT
                              425 Lexington Avenue
                            New York, New York  10017


                                              May 7, 1998


Re:  Mutual Fund Investment Trust (Registration Statement
     File Nos. 33-9421 and 811-5526)


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Filing Desk

Dear Sir or Madam:

     On behalf of Mutual Fund Investment Trust (the "Company"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act") we hereby certify that the definitive forms of prospectus for Retail shares and statement of additional information that would have been filed on behalf of the Company in accordance with Rule 497(c), each dated April 30, 1998, do not differ from those contained in the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on April 30, 1998.

     Any questions or communications concerning this certification should be directed to Jim Burns at 212-455-7083 or Nick Patnaik at 212-455-3193 of this firm.


                          Very truly yours,
                          /s/ Simpson Thacher & Bartlett
                          SIMPSON THACHER & BARTLETT